Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	2025 £m	2024 £m
Cash at bank and in hand	761	943
Cash equivalents	2,636	2,927
	3,397	3,870